Restricted Net Assets and Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 23,469	$ 3,237	¥ 18	$ 2
Short-term investments	116,090	16,010
Amounts due from intra-Group companies	121,685	16,781
Prepayments and other current assets	4,798	661
Total current assets	266,042	36,689	18
Investment in subsidiaries	183,216	25,267	81,979
Total non-current assets	183,216	25,267	81,979
TOTAL ASSETS	449,258	61,956	81,997
Accrued expenses and other current liabilities	250	34	630
Total current liabilities	250	34	630
Net liabilities of the VIE	225,310	31,072	206,553
Total non-current liabilities	225,310	31,072	206,553
TOTAL LIABILITIES	225,560	31,106	207,183
MEZZANINE EQUITY			664,160
SHAREHOLDERS’ (DEFICIT)/EQUITY
Additional paid-in capital	1,171,092	161,501	69,934
Accumulated other comprehensive income	22,182	3,059	1,839
Accumulative deficit	(969,688)	(133,726)	(861,151)
TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY	223,698	30,850	(789,346)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY	449,258	61,956	81,997
Class A Ordinary Shares
SHAREHOLDERS’ (DEFICIT)/EQUITY
Ordinary shares value	78	11	3
Class B Ordinary Shares
SHAREHOLDERS’ (DEFICIT)/EQUITY
Ordinary shares value	¥ 34	$ 5	¥ 29